United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Investment Advisors, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Paul P. Meehan
Title:            Compliance Officer
Phone:            202-530-3326
Signature,                 Place,               and Date
/s/ Paul P. Meehan         Washington, DC     November 5,2008

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                   0
Form 13F Information Table Entry Total:                      114
Form 13F Information Table Value Total (in thousands):  $296,087

List of Other Included Managers:  None

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Co.                         COM              88579Y101     6367   93213 SH       SOLE              93213      0    0
AES Corp.                      COM              00130H105      642   54902 SH       SOLE              54902      0    0
AES Trust III                  PFD              00808N202      338    8810 SH       SOLE               8810      0    0
AGL Res                        COM              001204106      764   24355 SH       SOLE              24355      0    0
Adelphia Recovery Trust        COM              00685R409        6  291372 SH       SOLE             291372      0    0
Alcoa Inc.                     COM              013817101     3049  135021 SH       SOLE             135021      0    0
Amer Electric Power Co.        COM              025537101     2055   55488 SH       SOLE              55488      0    0
Ameren Corp.                   COM              023608102     1052   26950 SH       SOLE              26950      0    0
American Express Co.           COM              025816109     3629  102420 SH       SOLE             102420      0    0
Amgen Inc.                     COM              031162100     3457   58332 SH       SOLE              58332      0    0
Anheuser Busch Co. Inc.        COM              035229103     6518  100470 SH       SOLE             100470      0    0
Apartment Invest. & Mgt. Pfd.  PFD              03748R796      235   13800 SH       SOLE              13800      0    0
Y
Apollo Group Inc. - A          COM              037604105      403    6797 SH       SOLE               6797      0    0
Atmos Energy Corp.             COM              049560105     2335   87699 SH       SOLE              87699      0    0
Automatic Data Process.        COM              053015103     9387  219582 SH       SOLE             219582      0    0
Avon Products Inc.             COM              054303102      921   22166 SH       SOLE              22166      0    0
BCE Inc.                       COM              05534B760      877   25268 SH       SOLE              25268      0    0
BT Group Inc.                  COM              05577E101     2020   69644 SH       SOLE              69644      0    0
Bank of America Corp.          COM              060505104     7218  206217 SH       SOLE             206217      0    0
Barclays Bank PLC ADR          COM              06738E204     2468   99906 SH       SOLE              99906      0    0
Berkshire Hathaway - A         COM              084990175     3787      29 SH       SOLE                 29      0    0
Berkshire Hathaway Inc. - B    COM              084670207    19439    4423 SH       SOLE               4423      0    0
Biogen Idec Inc.               COM              09062X103      331    6575 SH       SOLE               6575      0    0
Biomed Realty Tr PFD A         PFD              09063H206      835   46850 SH       SOLE              46850      0    0
Canadian Natural Resources     COM              136385101      332    4845 SH       SOLE               4845      0    0
Ltd.
Carmax Inc.                    COM              143130102     5651  403645 SH       SOLE             403645      0    0
CenterPoint Energy             COM              15189T107      808   55440 SH       SOLE              55440      0    0
Chevrontexaco Corp.            COM              166764100      311    3772 SH       SOLE               3772      0    0
Cisco Systems Inc.             COM              17275r102     6352  281565 SH       SOLE             281565      0    0
Citigroup Inc.                 COM              172967101      239   11652 SH       SOLE              11652      0    0
Comcast Corp. 6.6% Pfd.        PFD              20030N507      606   34250 SH       SOLE              34250      0    0
Comcast Corp. 6.8% Pfd.        PFD              20030N408      666   34805 SH       SOLE              34805      0    0
Comcast Corp. 7.0% Pfd.        PFD              20030N309      522   27080 SH       SOLE              27080      0    0
ConocoPhillips                 COM              20825C104     2209   30158 SH       SOLE              30158      0    0
Consol Tomoka Land Fla         COM              210226106      530   12272 SH       SOLE              12272      0    0
Corts Provident Trust 1 Pfd.   PFD              22080X203      577   30380 SH       SOLE              30380      0    0
Cross Timbers Royalty Trust    COM              22757R109     1567   34025 SH       SOLE              34025      0    0
Crosstex Energy LP             COM              22765U102      587   32171 SH       SOLE              32171      0    0
Crosstex Energy, Inc.          COM              22765Y104     1965   78677 SH       SOLE              78677      0    0
Devon Energy Corp.             COM              25179M103    10415  114204 SH       SOLE             114204      0    0
Diageo PLC ADR                 COM              25243Q205     9020  130997 SH       SOLE             130997      0    0
Dominion Resources Inc.        COM              25746U109     3087   72166 SH       SOLE              72166      0    0
Dover Corp.                    COM              260003108      202    4975 SH       SOLE               4975      0    0
Duke Energy Corp.              COM              26441C105     2458  141050 SH       SOLE             141050      0    0
Eaton Vance Tax                COM              27829F108      205   18250 SH       SOLE              18250      0    0
Enbridge Energy Mgmt           COM              29250X103     1707   40771 SH       SOLE              40771      0    0
Enbridge Energy Ptrs. LP       COM              29250R106     1156   29059 SH       SOLE              29059      0    0
Enel SPA - Ordinary Shares     COM              T3679P115     2187  264350 SH       SOLE             264350      0    0
Energy Transfer Partners       COM              29273R109     1653   44876 SH       SOLE              44876      0    0
Enerplus Resources Fund        COM              29274D604      483   12996 SH       SOLE              12996      0    0
Eon AG ADS                     COM              268780103      404    8013 SH       SOLE               8013      0    0
ExxonMobil Corp.               COM              30231G102      945   12162 SH       SOLE              12162      0    0
Fastenal Co.                   COM              311900104    11621  235286 SH       SOLE             235286      0    0
Felcor Lodging Trust Inc. Pfd. PFD              31430F200     1021   83345 SH       SOLE              83345      0    0
A
Felcor Lodging Trust Inc. Pfd. PFD              31430F507      754   68520 SH       SOLE              68520      0    0
C
Gatx Corp.                     COM              361448103     1125   28435 SH       SOLE              28435      0    0
General Mills Inc.             COM              370334104     3063   44567 SH       SOLE              44567      0    0
Great Plains Energy Inc.       COM              391164100     1481   66647 SH       SOLE              66647      0    0
Hersha Hospitality Trust Pfd.  PFD              427825203      217   14000 SH       SOLE              14000      0    0
A
Hilltop Holdings Pfd. A        PFD              432748200     1175   66175 SH       SOLE              66175      0    0
Huaneng Power International    COM              443304100     1481   55640 SH       SOLE              55640      0    0
Intel Corp.                    COM              458140100      261   13911 SH       SOLE              13911      0    0
Interstate Hotels & Resorts    COM              46088S106       79   33582 SH       SOLE              33582      0    0
Inc.
Ishares MSCI Japan Index Fund  COM              464286848     4683  439327 SH       SOLE             439327      0    0
Johnson & Johnson              COM              478160104    10994  158686 SH       SOLE             158686      0    0
Kinder Morgan Energy Ptrs.     COM              494550106     2664   51194 SH       SOLE              51194      0    0
Kinder Morgan Mgmt.            COM              49455U100     3505   71237 SH       SOLE              71237      0    0
Liberty Global Inc. - A        COM              530555101      252    8303 SH       SOLE               8303      0    0
Liberty Global Inc. - C        COM              530555309      254    9054 SH       SOLE               9054      0    0
Liberty Media Entertainment -  COM              53071M500     1764   70632 SH       SOLE              70632      0    0
A
Liberty Media Interactive - A  COM              53071M104     1101   85307 SH       SOLE              85307      0    0
MBNA Capital E                 COM              55270B201      201   10465 SH       SOLE              10465      0    0
MFA Mortgage Investments Pfd.  PFD              55272X201      272   14100 SH       SOLE              14100      0    0
A
Markel Corp.                   COM              570535104      499    1420 SH       SOLE               1420      0    0
Medtronic Inc.                 COM              585055106     2856   57008 SH       SOLE              57008      0    0
Methanex Corp.                 COM              59151K108      772   38801 SH       SOLE              38801      0    0
Nokia Corp. ADR                COM              654902204     4891  262258 SH       SOLE             262258      0    0
Novartis AG ADR                COM              66987V109     9661  182836 SH       SOLE             182836      0    0
Nstar                          COM              67019E107     1018   30396 SH       SOLE              30396      0    0
Owens & Minor                  COM              690732102      233    4800 SH       SOLE               4800      0    0
Penn West Energy Trust         COM              707885109     2039   84617 SH       SOLE              84617      0    0
Potlatch Corp.                 COM              737630103     2967   63953 SH       SOLE              63953      0    0
Potomac Electric Pwr Co.       COM              713291102      934   40770 SH       SOLE              40770      0    0
Procter & Gamble Co.           COM              742718109    10915  156626 SH       SOLE             156626      0    0
Progressive Corp. Ohio         COM              743315103      695   39960 SH       SOLE              39960      0    0
Provident Energy Trust         COM              74386K104      729   81175 SH       SOLE              81175      0    0
Rayonier Inc.                  COM              754907103     2780   58717 SH       SOLE              58717      0    0
Royal Caribbean Sec. Trust     COM              21988G650      226   11274 SH       SOLE              11274      0    0
Schering-Plough Pfd.           PFD              806605705     3749   21900 SH       SOLE              21900      0    0
Siemens AG                     COM              826197501     4612   49122 SH       SOLE              49122      0    0
Spectra Energy                 COM              847560109     1000   42012 SH       SOLE              42012      0    0
Sunstone Hotel Investors Pfd.  PFD              867892200     1012   68640 SH       SOLE              68640      0    0
A
Sysco Corp.                    COM              871829107     5466  177301 SH       SOLE             177301      0    0
TC Pipelines LP                COM              87233q108      547   17668 SH       SOLE              17668      0    0
Tejon Ranch Co.                COM              879080109      923   24850 SH       SOLE              24850      0    0
Telecom Corp. Of New Zealand   COM              879278208     1558  169549 SH       SOLE             169549      0    0
Time Warner                    COM              887317105     2567  195816 SH       SOLE             195816      0    0
Tupperware Corp.               COM              899896104      565   20450 SH       SOLE              20450      0    0
United Parcel Service - B      COM              911312106     7344  116778 SH       SOLE             116778      0    0
Unumprovident Corp.            COM              91529Y106      585   23300 SH       SOLE              23300      0    0
Verizon Communications         COM              92343v104     2302   71742 SH       SOLE              71742      0    0
Vodaphone Group ADR            COM              92857W209      865   39118 SH       SOLE              39118      0    0
Wal-Mart Stores Inc.           COM              931142103      893   14910 SH       SOLE              14910      0    0
Weight Watchers Int'l.         COM              948626106      358    9769 SH       SOLE               9769      0    0
Wellpoint Inc.                 COM              94973V107     4857  103848 SH       SOLE             103848      0    0
Wells Fargo & Co.              COM              949746101      201    5360 SH       SOLE               5360      0    0
Wesco Financial Corp.          COM              950817106     5209   14592 SH       SOLE              14592      0    0
Westar Energy Inc.             COM              95709T100      590   25600 SH       SOLE              25600      0    0
Western Union Co.              COM              959802109    12140  492108 SH       SOLE             492108      0    0
XTO Energy Co.                 COM              98385X106      289    6212 SH       SOLE               6212      0    0
Xcel Energy Inc.               COM              98389B100     1667   83386 SH       SOLE              83386      0    0
YRC Worldwide Inc.             COM              984249102     3520  294306 SH       SOLE             294306      0    0
Zimmer Holdings Inc.           COM              98956P102     2438   37757 SH       SOLE              37757      0    0
eBay, Inc.                     COM              278642103     6670  298047 SH       SOLE             298047      0    0
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